Interest in equity investees - Liberty Health Sciences (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2018 CAD ($) $ / shares shares	Feb. 28, 2018 USD ($)	May 31, 2019 CAD ($)
Interest in equity investees
Termination fee			$ 1,000
Liberty Health Sciences Inc.
Interest in equity investees
Discount rate on market price of newly freely trading shares		18.00%
Number of days		10
Termination fee			$ 2,500
Shares released from escrow | shares	16,029,615
Gross proceeds	$ 11,514
Recognized gain on sale of equity investee	9,880
Cash paid in exchange for option to buy back shares	$ 480
Share Price | $ / shares	$ 1.00
Buyback price per share | $ / shares	$ 1.25